Summary of the main accounting policies: (Details 2)	12 Months Ended
Dec. 31, 2017
Licences and franchises [member]
Useful lives or amortisation rates, intangible assets other than goodwill	31 Years
ODC [Member]
Useful lives or amortisation rates, intangible assets other than goodwill	31 Years
Commercial Rights [Member] | Aerostars [Member]
Useful lives or amortisation rates, intangible assets other than goodwill	36 Years
Commercial Rights [Member] | Airplan [Member]
Useful lives or amortisation rates, intangible assets other than goodwill	15 Years